Income Taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Prepaid expenses	$ (218)	$ (383)
Investments in unconsolidated entities and joint ventures	12,529	119
Capitalized acquisition costs	1,652	2,116
Deferred compensation	4,285	3,258
Accrued expenses	851	3,065
Equity-based compensation	3,877	3,940
Furniture fixtures and equipment	(643)	(788)
Deferred tax asset	860	182
Deferred revenue	629	214
Net operating loss	1,265	363
Deferred tax asset	25,087	12,086
Valuation allowance	(25,087)	(6,084)
Net deferred tax asset	$ 0	$ 6,002